Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 188,481	$ 27,413	¥ 125,317
Rental and other deposits	6,646	967	24,804
Interest receivable	8,030	1,168	3,462
Staff advances	5,444	792	7,496
Receivables from third-party payment platform	5,793	843	14,757
Other receivables	35,583	5,175	10,287
Prepaid expenses and other current assets	¥ 249,977	$ 36,358	¥ 186,123